SCOPE OF CONSOLIDATION - Schedule of Assets Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 4,215	$ 5,600	$ 4,867	$ 2,172
Inventories	19,858	12,328
Total current assets	34,939	27,973
Non-current assets:
Property, plant and equipment	30,075	30,622
Other assets	1,461	1,482
Total non-current assets	55,573	54,079
Total assets	90,512	82,052
Current liabilities:
Current liabilities	24,167	22,667
Non-current liabilities:
Long-term debt	6,488	9,815
Other long-term liabilities	874	1,148
Total Non-current Liabilities	15,001	19,148
Total liabilities	$ 39,168	41,815
Disposal groups classified as held for sale | ArcelorMittal Italia and plate operations in Europe
Current assets:
Cash and cash equivalents		3
Trade accounts receivable, prepaid expenses and other current assets		635
Inventories		1,446
Total current assets		2,084
Non-current assets:
Property, plant and equipment		1,843
Other assets		402
Total non-current assets		2,245
Total assets		4,329
Current liabilities:
Trade accounts payables, accrued expenses and other liabilities		1,236
Current liabilities		1,236
Non-current liabilities:
Long-term debt		21
Other long-term liabilities		1,782
Total Non-current Liabilities		1,803
Total liabilities		$ 3,039